DIVIDENDS	12 Months Ended
Dec. 31, 2018
ifrs DIVIDENDS [abstract]
Disclosure of dividends

22           DIVIDENDS

The dividends paid to the ordinary shareholders of the Group in 2016, 2017 and 2018 were all RMB566,683,000 (RMB0.08per share) respectively.

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Final, proposed, of RMB0.06 (2016 and 2017: RMB0.08) per ordinary share	566,683	566,683	425,0123

At the meeting of the directors held on 27 March 2019, the directors proposed a final dividend of RMB0.06 per ordinary share for the year ended 31 December 2018, which is subject to the approval by the shareholders in general meeting. This proposed dividend was not reflected as a dividend payable in the Group’s and the Company’s financial statements as at 31 December 2018.